VictoryShares Short-Term Bond ETF Investment Strategy	Jun. 30, 2025
VictoryShares Short-Term Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	The effective duration of the Fund is generally within one year of that of the Bloomberg 1-3 Year Credit Index.